Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.0%
Hexcel Corp.	29,897	$2,444,379
Huntington Ingalls Industries Inc.	14,635	3,341,171
L3Harris Technologies Inc.	77,981	16,188,856
Spirit AeroSystems Holdings Inc., Class A	36,435	2,799,665
Textron Inc.	81,978	4,041,515

		28,815,586

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	48,097	4,027,162
Expeditors International of Washington Inc.	60,577	4,625,054

		8,652,216

Auto Components — 1.4%
Aptiv PLC	90,809	7,959,409
Gentex Corp.	90,016	2,468,239

		10,427,648

Banks — 3.5%
Comerica Inc.	54,295	3,974,394
Commerce Bancshares Inc.	34,639	2,107,090
East West Bancorp. Inc.	51,261	2,461,041
M&T Bank Corp.	48,118	7,903,382
Signature Bank/New York NY	19,405	2,473,361
SVB Financial Group(a)	18,428	4,274,743
Western Alliance Bancorp.(a)	33,852	1,673,643

		24,867,654

Beverages — 0.6%
Brown-Forman Corp., Class A	22,024	1,175,201
Brown-Forman Corp., Class B, NVS	58,587	3,211,153

		4,386,354

Building Products — 0.9%
AO Smith Corp.	49,708	2,259,229
Masco Corp.	103,387	4,215,088

		6,474,317

Capital Markets — 4.1%
Ameriprise Financial Inc.	47,161	6,862,397
KKR & Co. Inc., Class A, NVS	191,576	5,124,658
Nasdaq Inc.	40,853	3,937,004
Northern Trust Corp.	76,665	7,513,170
Raymond James Financial Inc.	44,504	3,590,138
SEI Investments Co.	45,123	2,688,879

		29,716,246

Chemicals — 3.1%
Albemarle Corp.	37,318	2,722,721
Axalta Coating Systems Ltd.(a)	73,538	2,178,931
Celanese Corp.	44,593	5,001,997
CF Industries Holdings Inc.	77,863	3,858,890
International Flavors & Fragrances Inc.	35,698	5,140,155
RPM International Inc.	46,164	3,131,304

		22,033,998

Commercial Services & Supplies — 0.2%
KAR Auction Services Inc.	46,941	1,255,202

Communications Equipment — 2.1%
Ciena Corp.(a)	50,407	2,279,405
F5 Networks Inc.(a)	21,024	3,084,641
Motorola Solutions Inc.	58,037	9,631,820

		14,995,866

Security	Shares	Value

Construction & Engineering — 0.7%
Fluor Corp.	49,282	$1,602,158
Jacobs Engineering Group Inc.	40,415	3,334,641

		4,936,799

Consumer Finance — 1.1%
Synchrony Financial	223,354	8,013,942

Containers & Packaging — 1.5%
AptarGroup Inc.	22,256	2,693,421
Ball Corp.	117,896	8,427,206

		11,120,627

Distributors — 0.4%
LKQ Corp.(a)	110,588	2,978,135

Diversified Consumer Services — 1.0%
H&R Block Inc.	71,599	1,982,576
Service Corp. International/U.S.	64,185	2,961,496
ServiceMaster Global Holdings Inc.(a)(b)	47,886	2,548,972

		7,493,044

Diversified Financial Services — 0.7%
Jefferies Financial Group Inc.	89,239	1,903,468
Voya Financial Inc.	50,760	2,851,189

		4,754,657

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	33,820	2,020,069

Electrical Equipment — 2.9%
Acuity Brands Inc.(b)	14,055	1,886,462
AMETEK Inc.	80,245	7,190,755
Hubbell Inc.	19,198	2,493,436
Rockwell Automation Inc.	41,687	6,702,436
Sensata Technologies Holding PLC(a)(b)	56,926	2,700,000

		20,973,089

Electronic Equipment, Instruments & Components — 1.1%
Trimble Inc.(a)	88,622	3,745,165
Zebra Technologies Corp., Class A(a)	19,011	4,009,230

		7,754,395

Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(a)	9,055	339,382
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	71,453	2,813,819

		3,153,201

Equity Real Estate Investment Trusts (REITs) — 15.0%
Alexandria Real Estate Equities Inc.	39,776	5,821,615
Americold Realty Trust	67,456	2,261,800
Apartment Investment & Management Co., Class A	52,417	2,596,738
Boston Properties Inc.	54,422	7,235,405
Camden Property Trust	34,051	3,531,429
CubeSmart	66,379	2,253,567
Digital Realty Trust Inc.	73,357	8,389,107
Douglas Emmett Inc.	56,975	2,325,719
Duke Realty Corp.	126,590	4,219,245
EPR Properties	26,590	1,979,094
Equity LifeStyle Properties Inc.	31,673	3,935,370
Essex Property Trust Inc.	23,159	6,999,113
Extra Space Storage Inc.	44,889	5,045,075
Federal Realty Investment Trust	26,382	3,482,688
Gaming and Leisure Properties Inc.	71,060	2,679,673
Healthcare Trust of America Inc., Class A	72,235	1,945,289
Host Hotels & Resorts Inc.	260,942	4,537,781
Hudson Pacific Properties Inc.	54,371	1,919,296

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.	147,921	$4,063,390
Iron Mountain Inc.	101,039	2,971,557
Kilroy Realty Corp.	35,563	2,825,836
Mid-America Apartment Communities Inc.	40,149	4,731,158
Realty Income Corp.	110,878	7,673,866
STORE Capital Corp.	71,177	2,434,965
Sun Communities Inc.	31,762	4,218,311
UDR Inc.	99,248	4,571,363
VICI Properties Inc.	144,506	3,083,758

		107,732,208

Food Products — 1.6%
Hershey Co. (The)	49,059	7,444,213
Hormel Foods Corp.	95,890	3,930,531

		11,374,744

Gas Utilities — 0.6%
Atmos Energy Corp.	41,203	4,492,775

Health Care Equipment & Supplies — 2.4%
Dentsply Sirona Inc.	82,406	4,487,007
Hologic Inc.(a)	94,407	4,838,359
Steris PLC	29,779	4,432,902
Varian Medical Systems Inc.(a)	32,031	3,759,478

		17,517,746

Health Care Providers & Services — 2.6%
Centene Corp.(a)	145,587	7,583,627
DaVita Inc.(a)	44,540	2,665,719
Encompass Health Corp.	34,816	2,222,654
Henry Schein Inc.(a)(b)	52,504	3,493,616
Molina Healthcare Inc.(a)	22,054	2,928,330

		18,893,946

Hotels, Restaurants & Leisure — 3.2%
Darden Restaurants Inc.	43,312	5,265,007
MGM Resorts International	179,741	5,395,825
Norwegian Cruise Line Holdings Ltd.(a)	75,862	3,750,617
Royal Caribbean Cruises Ltd.	60,547	7,044,038
Wyndham Hotels & Resorts Inc.	34,267	1,937,799

		23,393,286

Household Durables — 1.6%
DR Horton Inc.	119,603	5,493,366
Garmin Ltd.	42,706	3,356,265
PulteGroup Inc.	89,799	2,829,566

		11,679,197

Household Products — 1.0%
Clorox Co. (The)	44,859	7,294,073

Independent Power and Renewable Electricity Producers — 0.8%
NRG Energy Inc.	94,091	3,212,267
Vistra Energy Corp.	132,581	2,845,188

		6,057,455

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	20,097	2,898,188

Insurance — 5.4%
Arthur J Gallagher & Co.	65,245	5,900,105
Cincinnati Financial Corp.	53,432	5,734,857
Everest Re Group Ltd.	14,346	3,538,297
Kemper Corp.	22,011	1,937,408
Loews Corp.	94,495	5,059,262
Primerica Inc.	14,912	1,829,553

Security	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.	15,553	$2,817,426
Willis Towers Watson PLC	45,516	8,885,634
WR Berkley Corp.	50,950	3,535,421

		39,237,963

IT Services — 2.0%
Alliance Data Systems Corp.	15,867	2,489,850
Booz Allen Hamilton Holding Corp.	49,319	3,390,681
Genpact Ltd.	53,621	2,127,681
Leidos Holdings Inc.	50,791	4,169,941
Sabre Corp.	96,753	2,274,663

		14,452,816

Leisure Products — 1.0%
Hasbro Inc.	40,780	4,940,905
Polaris Industries Inc.	20,219	1,914,133

		6,855,038

Machinery — 5.0%
AGCO Corp.	22,717	1,749,209
Allison Transmission Holdings Inc.	42,371	1,946,947
Crane Co.	17,929	1,500,657
Donaldson Co. Inc.	44,915	2,243,504
Dover Corp.	51,185	4,957,267
Flowserve Corp.	46,187	2,310,736
Gardner Denver Holdings Inc.(a)(b)	45,529	1,501,091
Lincoln Electric Holdings Inc.	22,118	1,869,413
Middleby Corp. (The)(a)	19,605	2,634,520
Oshkosh Corp.	24,624	2,057,828
Parker-Hannifin Corp.	45,182	7,910,465
Pentair PLC	55,697	2,161,601
Snap-on Inc.	19,513	2,977,879

		35,821,117

Media — 3.0%
Altice USA Inc., Class A(a)	41,498	1,071,063
CBS Corp., Class B, NVS	123,958	6,385,076
Discovery Inc., Class A(a)(b)	55,594	1,685,054
Discovery Inc., Class C, NVS(a)	126,987	3,586,113
Liberty Broadband Corp., Class A(a)(b)	9,277	910,909
Liberty Broadband Corp., Class C, NVS(a)	53,758	5,349,459
News Corp., Class A, NVS	135,784	1,786,917
News Corp., Class B	43,256	582,226

		21,356,817

Metals & Mining — 1.5%
Newmont Goldcorp Corp.	288,673	10,542,338

Multiline Retail — 1.2%
Dollar Tree Inc.(a)	83,675	8,513,931

Oil, Gas & Consumable Fuels — 1.9%
Continental Resources Inc./OK(a)(b)	30,519	1,134,391
EQT Corp.	89,989	1,359,734
Hess Corp.	89,771	5,820,752
Marathon Oil Corp.	288,069	4,053,131
Parsley Energy Inc., Class A(a)	93,067	1,543,981

		13,911,989

Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)	19,956	2,781,467

Professional Services — 1.2%
Equifax Inc.	42,554	5,918,836

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Robert Half International Inc.	41,727	$2,520,728

		8,439,564

Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A(a)	110,146	5,838,839
Jones Lang LaSalle Inc.	18,220	2,654,472

		8,493,311

Road & Rail — 1.4%
AMERCO	2,693	1,042,191
JB Hunt Transport Services Inc.	30,638	3,136,412
Kansas City Southern	35,427	4,383,737
Knight-Swift Transportation Holdings Inc.	43,900	1,573,376

		10,135,716

Semiconductors & Semiconductor Equipment — 5.8%
KLA Corp.	56,922	7,759,607
Marvell Technology Group Ltd.	208,921	5,486,265
Maxim Integrated Products Inc.	95,948	5,679,162
Microchip Technology Inc.	83,797	7,912,113
ON Semiconductor Corp.(a)	145,252	3,124,371
Qorvo Inc.(a)	41,964	3,075,542
Skyworks Solutions Inc.	60,823	5,186,985
Teradyne Inc.	60,365	3,364,141

		41,588,186

Software — 0.6%
Citrix Systems Inc.	44,049	4,151,178

Specialty Retail — 3.7%
Advance Auto Parts Inc.(b)	25,266	3,806,070
AutoZone Inc.(a)	8,639	9,701,943
CarMax Inc.(a)(b)	58,533	5,136,856
Tiffany & Co.	38,056	3,574,219
Tractor Supply Co.	42,490	4,623,337

		26,842,425

Technology Hardware, Storage & Peripherals — 0.7%
NetApp Inc.	86,984	5,087,694

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	10,344	1,096,257
PVH Corp.	26,384	2,346,065

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	102,185	$3,160,582

		6,602,904

Trading Companies & Distributors — 0.9%
Watsco Inc.	11,351	1,845,900
WW Grainger Inc.	15,817	4,603,221

		6,449,121

Water Utilities — 1.5%
American Water Works Co. Inc.	63,578	7,297,483
Aqua America Inc.	75,983	3,187,487

		10,484,970

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	201,709	1,478,527

Total Common Stocks — 99.9% (Cost: $612,717,361)		719,383,735

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	11,422,198	11,427,909
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	528,000	528,000

		11,955,909

Total Short-Term Investments — 1.7% (Cost: $11,953,755)		11,955,909

Total Investments in Securities — 101.6% (Cost: $624,671,116)		731,339,644

Other Assets, Less Liabilities — (1.6)%		(11,298,046)

Net Assets — 100.0%		$720,041,598

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,672,326	3,749,872	11,422,198	$11,427,909	$5,949	(a)	$(101)	$228
BlackRock Cash Funds: Treasury, SL Agency Shares	351,911	176,089	528,000	528,000	2,893		—	—

				$11,955,909	$8,842		$(101)	$228

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$719,383,735	$—	$—	$719,383,735
Money Market Funds	11,955,909	—	—	11,955,909

	$731,339,644	$—	$—	$731,339,644

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4